Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Management fee, percent of the VIE's total consolidated profit	100.00%
Foreign currency translation rate | $ / ¥	7.2993
Restricted cash	¥ 491,828		¥ 561,798
Intangible asset estimated useful life	10 years
Impairment of intangible assets	¥ 24,268		¥ 0	¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses	Operating Expenses
Impairment loss of goodwill	¥ 0		¥ 0	¥ 0
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	¥ (16,627)	$ (2,278)	(3,536)	0
Term of short-term health insurance policies	12 months	12 months
VAT	¥ 193,377		187,863	¥ 257,154
Currency risk, assets subject to government policies	¥ 1,923,900		¥ 2,863,500
Percentage of assets subject to currency risk to total	45.91%		69.02%
Minimum
Maturity period for long-term investments	1 year
Term of long-term health insurance policies	6 years	6 years
Percentage of value added taxes	3.00%
Maximum
Maturity period for long-term investments	5 years
Maturity period for available-for-sale investments	20 years
Term of long-term health insurance policies	30 years	30 years
Percentage of value added taxes	6.00%
Remaining lease term	3 years